Operations	12 Months Ended
Jun. 30, 2025
Operations [Abstract]
Operations
1.	Operations

BrasilAgro - Companhia Brasileira de Propriedades Agrícolas (“BrasilAgro”) or (“Company”) was incorporated on September 23, 2005 and is headquartered at Avenida Brigadeiro Faria Lima, 1309, in São Paulo with branches in the States of Bahia, Goiás, Mato Grosso, Minas Gerais, Maranhão, Piauí and São Paulo, as well as in Paraguay and Bolivia. The Company is the direct and indirect owner of closely held companies and its corporate purpose is: (i) the commercial exploration, import and export of agriculture activities and inputs, cattle raising and forestry activities; (ii) the purchase, sale and rental of real estate in rural and/or urban areas; and (iii) real estate brokerage involving any type of operations; and management of its own and third-party assets.

The Company and its subsidiaries operate 21 farms with a total area of 249,846 hectares (266,249 hectares in the year of 2024), of which 173,253 hectares are owned, and 76,593 hectares are leased (201,032 hectares are owned and 65,217 hectares are leased in the year of 2024). There are 18 farms in Brazil distributed across 6 states, 1 farm in Paraguay and 2 farms in Bolivia. This total does not take into account of 660 hectares related to the sale of the Rio do Meio farms negotiated in November 2022 with transfer of ownership in May 2025 (Note 2.1.2).